Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Balance Sheet

The effect of the classification of prepaid insurance expense and accrued interest (related party) revisions on each of the impacted financial statement line items within the Company’s audited consolidated balance sheet as of December 31, 2024 was as follows:

	December 31, 2024
	As Previously Reported	Adjustments	As Revised
Prepaid expenses and other assets, current	$1,375	$(488)	$887
Total current assets	9,384	(488)	8,896
Prepaid expenses and other assets	—	488	488
Accrued expenses	4,416	(703)	3,713
Accrued interest (related party)	—	703	703